Subsequent Events (Details) - $ / shares		3 Months Ended
	Apr. 28, 2020	Mar. 31, 2020	Mar. 31, 2019
Subsequent Events [Abstract]
Common dividends declared (in dollars per share)		$ 0.40	$ 0.49
Subsequent Event [Member]
Subsequent Events [Abstract]
Issuance of common stock (in shares)	527,010
Common dividends declared (in dollars per share)	$ 0.40